Condensed Financial Information of the Company Condensed Statement of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Cash Flows
Net cash used in operating activities	¥ 19,008	¥ (32,990)	¥ (122,163)
Net cash used in investing activities	48,023	32,476	20,173
Net cash provided by/(used in) financing activities	9,749	(3,607)	481
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	(227)	245	362
Net (decrease)/increase in cash, cash equivalents and restricted cash	76,553	(3,876)	(101,147)
Cash, cash equivalents and restricted cash at beginning of the year	37,588	41,464	142,611
Cash, cash equivalents and restricted cash at end of the year	114,141	37,588	41,464
Parent Company | Reportable Legal Entities
Condensed Statement of Cash Flows
Net cash used in operating activities	(359)	(10,288)	(4,078)
Net cash used in investing activities		10,624	(10,624)
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	(894)	917	1,020
Net (decrease)/increase in cash, cash equivalents and restricted cash	(1,253)	1,253	(13,682)
Cash, cash equivalents and restricted cash at beginning of the year	10,936	9,683	23,365
Cash, cash equivalents and restricted cash at end of the year	¥ 9,683	¥ 10,936	¥ 9,683